CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPREHENSIVE LOSS
Net loss		$ (167,930)	$ (122,375)	$ (168,214)
Other comprehensive (loss)/income:
(Loss)/gain associated with pensions		(3,527)	(3,058)	3,581
Share of affiliates comprehensive loss	[1]	(17,680)	(3,296)	(24,324)
Other comprehensive loss		(21,207)	(6,354)	(20,743)
Comprehensive loss		(189,137)	(128,729)	(188,957)
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited		(294,764)	(218,310)	(252,171)
Noncontrolling interests		$ 105,627	$ 89,581	$ 63,214

[1]	No tax impact for the years ended December 31, 2020, 2019 and 2018.